Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 20, 2015

VIA EDGAR TRANSMISSION

Mr. Keith Gregory
Ms. Sally Samuel
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ACCELERATION OF EFFECTIVENESS REQUEST
SERIES PORTFOLIOS TRUST (THE “TRUST”)
Securities Act Registration No: 333-206240
Investment Company Act Registration No: 811-23084

Dear Mr. Gregory and Ms. Samuel,

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Weiss Alternative Balanced Risk Fund (the “Fund”), is Pre-Effective Amendment No. 2 and Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of responding to Staff comments with respect to registration of the Fund .

In addition, on behalf of the Trust and the Fund, we hereby request acceleration of this registration statement Amendment filed herewith on November 20, 2015, whereby the registration statement on Form N-1A would be declared effective by 5:30, E.S.T, on November 24, 2015, or as soon as practicable thereafter.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to Tuesday, November 24, 2015, or as soon as practicable thereafter.

If you have any additional questions or require further information, please contact me at (414) 765-6620.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Secretary of Series Portfolios Trust

cc:  Marco Adelfio, Goodwin Procter LLP